Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share
The amounts used in computing basic and diluted earnings per share attributable to UScellular shareholders were as follows:

Year Ended December 31,	2020	2019	2018
(Dollars and shares in millions, except per share amounts)
Net income attributable to UScellular shareholders	$229	$127	$150

Weighted average number of shares used in basic earnings per share	86	86	86
Effects of dilutive securities	1	2	1
Weighted average number of shares used in diluted earnings per share	87	88	87

Basic earnings per share attributable to UScellular shareholders	$2.66	$1.47	$1.75

Diluted earnings per share attributable to UScellular shareholders	$2.62	$1.44	$1.72